REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302



                                    June 4, 2009



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


         Re:      Connecticut Daily Tax Free Income Fund, Inc.
                  File Nos. 2-96546; 811-4265; CIK: 0000764901


Ladies and Gentlemen:


              On behalf of Connecticut Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 29, 2009.


     If you have any questions or comments regarding this filing, please call Leigh DeLuca at (212) 830-5433.


                                    Very truly yours,




                                    Connecticut Daily Tax Free Income Fund, Inc.



                                    /s/Jospeph Jerkovich
                                    ---------------------
                                    By: Jospeph Jerkovich
                                    Treasurer and Assistant Secretary